Subsequent Events - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Thousands		1 Months Ended			12 Months Ended	72 Months Ended
	Sep. 22, 2016	Feb. 28, 2021 shares	Jan. 31, 2021 USD ($) shares	Jan. 31, 2021 EUR (€) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020
Subsequent Event [Line Items]
Vesting period	4 years					5 years
Subsequent Event [Member] | iQsim S.A.
Subsequent Event [Line Items]
Equity method investment, ownership percentage			31.25%	31.25%
Consideration to acquire equity interest			$ 243	€ 200
Restricted Share Units | 2019 Plan
Subsequent Event [Line Items]
Exercise price per share | $ / shares					$ 0
Vesting period					5 years
Restricted Share Units | 2019 Plan | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of share granted | shares		3,304,000	2,717,500	2,717,500